Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year (a)	Summary Compensation Table Total for PEO-1 ($)(1) (b)	Compensation Actually Paid to PEO-1 ($)(5) (c)	Summary Compensation Table Total for PEO-2 ($)(2) (d)	Compensation Actually Paid to PEO-2 ($)(4) (e)	Average Summary Compensation Table Total for Non-PEO NEOs ($)(3) (f)	Average Compensation Actually Paid to Non-PEO NEOs ($)(5) (g)	Value of Initial Fixed $100 Investment Based On Total Shareholder Return ($)(6) (h)	Net Income ($) (000's) (i)
2025	938,831	1,075,908	—	—	457,922	467,528	183.05	23,801
2024	860,453	953,156	—	—	432,779	449,934	144.94	18,256
2023	691,315	777,745	786,183	786,183	371,792	371,792	125.57	956

Named Executive Officers, Footnote	The dollar amounts reported in column (b) are the amounts of total compensation reported for Mr. Giles (“PEO-1”) for each corresponding year in the “Total” column of the Summary Compensation Table for each year during which he served as Chief Executive Officer.
(2)The dollar amounts reported in column (d) are the amounts of total compensation reported for Mr. Turner (“PEO-2”) for each corresponding year in the “Total” column of the Summary Compensation Table for each year during which he served as Executive Chairman or Chairman and Chief Executive Officer.
(3)The dollar amounts reported in column (f) represent the average of the amounts reported for the Company’s Non-PEO NEOs as a group in the “Total” column of the Summary Compensation Table in each applicable year. The names of each of the Non-PEO NEOs included for purposes of calculating the average amounts in each applicable year are as follows: (i) 2025: Messrs. Bexten and Weishaar; (ii) 2024: Messrs. Bexten and Weishaar; and (iii) 2023: Mr. Bexten and Ms. Bruegenhemke, our Executive Vice President and Chief Risk Officer.

Adjustment To PEO Compensation, Footnote

Year	Reported Summary Compensation Table Total ($)	Subtract: Reported Value of Equity Awards ($) (a)	Equity Award Adjustments ($)(b)	Compensation Actually Paid ($)
Brent M. Giles, CEO
2025	938,831	(231,733)	368,810	1,075,908
2024	860,453	(225,027)	317,730	953,156
2023	691,315	(225,037)	311,467	777,745

Average Other NEOs
2025	457,922	(16,870)	26,476	467,528
2024	432,779	(16,005)	33,160	449,934
2023	371,792	—	—	371,792

Non-PEO NEO Average Total Compensation Amount	$ 457,922	$ 432,779	$ 371,792
Non-PEO NEO Average Compensation Actually Paid Amount	$ 467,528	449,934	371,792
Adjustment to Non-PEO NEO Compensation Footnote

Year	Reported Summary Compensation Table Total ($)	Subtract: Reported Value of Equity Awards ($) (a)	Equity Award Adjustments ($)(b)	Compensation Actually Paid ($)
Brent M. Giles, CEO
2025	938,831	(231,733)	368,810	1,075,908
2024	860,453	(225,027)	317,730	953,156
2023	691,315	(225,037)	311,467	777,745

Average Other NEOs
2025	457,922	(16,870)	26,476	467,528
2024	432,779	(16,005)	33,160	449,934
2023	371,792	—	—	371,792

Equity Valuation Assumption Difference, Footnote	The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments are as follows:
Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Total Shareholder Return Amount	$ 183.05	144.94	125.57
Net Income (Loss)	$ 23,801,000	18,256,000	956,000
Additional 402(v) Disclosure	The dollar amounts reported in column (e) reflect no deductions from or deletions to the amounts shown in column (d), as the Company has not granted, and therefore, did not report in the Summary Compensation Table, any stock or option awards for PEO-2 during the reported periods.The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for Mr. Giles for 2025 and an average for the Non-PEO NEOs for 2025.Cumulative total shareholder return is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between the Company’s share price at the end and the beginning of the measurement period by the Company’s share price at the beginning of the measurement period.
Equity Awards Adjustments, Footnote	The equity award adjustments include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in the same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year.

Year	Average Year End Fair Value of Equity Awards Granted and Outstanding in the Year ($)	Year over Year Average Change in Fair Value of Outstanding and Unvested Equity Awards ($)	Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Year over Year Average Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Average Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Total Average Equity Award Adjustments ($)
2025	285,109	75,265	0	8,436	0	0	368,810
2024	316,131	24,391	—	(22,792)	—	—	317,730
2023	311,467	—	—	—	—	—	311,467

Mr. Giles [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 938,831	860,453	691,315
PEO Actually Paid Compensation Amount	$ 1,075,908	$ 953,156	$ 777,745
PEO Name	Mr. Giles	Mr. Giles	Mr. Giles
Mr. Turner [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 0	$ 0	$ 786,183
PEO Actually Paid Compensation Amount	0	0	$ 786,183
PEO Name			Mr. Turner
PEO | Mr. Giles [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(231,733)	(225,027)	$ (225,037)
PEO | Mr. Giles [Member] | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	368,810	317,730	311,467
PEO | Mr. Giles [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	285,109	316,131	311,467
PEO | Mr. Giles [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	75,265	24,391	0
PEO | Mr. Giles [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Mr. Giles [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	8,436	(22,792)	0
PEO | Mr. Giles [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Mr. Giles [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(16,870)	(16,005)	0
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 26,476	$ 33,160	$ 0